EQUITY INCOME (LOSS) OF AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2017
EQUITY INCOME (LOSS) OF AFFILIATES
Equity Income (Loss) of Affiliates

	Years Ended December 31,
	2017	2016	2015
TMAC Resources Inc.	$(6)	$(7)	$(7)
Minera La Zanja S.R.L.	(5)	—	(30)
Euronimba Ltd.	(5)	(6)	(9)
Novo Resources Corp.	—	—	1
	$(16)	$(13)	$(45)